Supplement to the
Fidelity® SAI Long-Term Treasury Bond Index Fund
April 29, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
SV5-SUSTK-1025-104 1.9885354.104	October 1, 2025